INCOME TAXES - Components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Accrued expenses	$ 720	$ 1,267
Net operating loss carry-forwards	6,276	7,778
Operating lease liabilities	3,934	4,856
Inventory write-down	68	19
Allowance for doubtful accounts receivables and other receivables	11,980	899
Total deferred tax assets	22,978	14,819
Less: valuation allowance	(13,741)	(2,440)	$ (1,631)
Deferred tax assets, net	9,237	12,379
Deferred tax liabilities
Acquired intangible assets, net	959	1,755
Operating lease right-of-use assets	3,699	4,717
Total deferred tax liabilities	4,658	6,472
Deferred income tax assets, net	5,538	7,662
Deferred income tax liabilities	$ 959	$ 1,755